Intangible Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Identified Intangibles, Net [Abstract]
Schedule of Intangible Assets and Liabilities
Intangible assets and liabilities consisted of the following as of June 30, 2016 and December 31, 2015 (in thousands, except weighted average remaining amortization):

	June 30, 2016		December 31, 2015
	Balance	Weighted Average Remaining Amortization in Years	Balance	Weighted Average Remaining Amortization in Years
Assets:
In place leases	$282,494	10.3	$249,824	11.0
Tenant relationships	176,996	10.4	180,925	10.4
Above market leases	27,475	6.6	24,974	6.0
Below market leasehold interests	36,011	62.8	34,606	63.0
	522,976		490,329
Accumulated amortization	(236,864)		(219,334)
Total	$286,112	16.2	$270,995	16.6

Liabilities:
Below market leases	$33,700	19.4	$22,240	27.2
Above market leasehold interests	11,632	53.4	11,582	53.7
	45,332		33,822
Accumulated amortization	(8,106)		(7,211)
Total	$37,226	29.3	$26,611	38.0

Summary of Net Intangible Amortization
The following is a summary of the net intangible amortization for the three and six months ended June 30, 2016 and 2015 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Amortization recorded against rental income related to above or (below) market leases	$(20)	$444	$317	$919
Rental expense related to above or (below) market leasehold interests	107	128	203	233
Amortization expense related to in place leases and tenant relationships	13,450	12,149	24,217	24,105